Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	131,564	123,068
Total Asset-Backed Securities — Agency (Cost $133,534)			123,068

Asset-Backed Securities — Non-Agency 15.5%

American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	8,100,000	8,050,113
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	5.528%	6,500,000	5,637,158
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	3.862%	18,020,000	17,038,198
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	4.183%	22,300,000	20,797,671
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	6.033%	5,000,000	4,340,760
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	6.960%	7,000,000	6,490,449
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	4.110%	12,000,000	11,211,480
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	4.382%	21,000,000	19,737,690
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	4.255%	14,617,500	13,767,346
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	6.240%	8,000,000	7,271,856
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	4.090%	10,000,000	9,536,800
LendingPoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	2,014,929	2,005,309
Series 2021-B Class A
02/15/2029	1.110%	5,235,332	5,138,555
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	3,954,827	3,813,173
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	9,358,416	9,091,507
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	6.112%	9,750,000	8,680,991
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	6.738%	13,175,000	12,409,150
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	4.489%	20,000,000	19,510,660
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	4.060%	11,300,000	10,687,811
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,037,017
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	5.810%	6,000,000	5,313,234
Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	4.110%	20,375,000	19,310,875
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	4.209%	45,625,000	43,464,063
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	24,484,917
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	2,704,148
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	10.009%	1,962,500	1,625,766
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.160%	20,000,000	18,639,480
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class B
05/17/2027	3.220%	9,051,310	9,022,412
Series 2021-1 Class A
11/15/2027	1.180%	4,463,019	4,384,599
Series 2021-3 Class A
05/15/2029	1.150%	17,990,523	17,527,059
Series 2021-5 Class A
08/15/2029	1.530%	11,944,361	11,531,615
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,049,507	8,362,226
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	10,998,704	9,956,818
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	15,014,599	14,493,257
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,198,651	9,155,506
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	9,000,000	8,745,632
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	1,251,861	1,251,861
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	8,367,697	7,326,006
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.912%	28,000,000	26,628,308
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.882%	11,171,429	10,552,331
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	5,963,852	5,843,035
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,325,882	4,126,357
Series 2021-ST1 Class A
02/20/2027	2.750%	6,238,118	5,951,722
Series 2021-ST10 Class A
01/20/2030	2.250%	12,883,859	12,223,619
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	5,480,639	5,298,224
Series 2021-4 Class A
09/20/2031	0.840%	11,421,698	10,961,909
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	11,050,000	10,248,391
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	10,237,143
Total Asset-Backed Securities — Non-Agency (Cost $551,140,848)			518,624,207

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.209%	47,110,982	44,361,185
FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	7,985,424	7,644,465
Government National Mortgage Association(d),(e)
Series 2019-147 Class IO
06/16/2061	0.396%	125,791,773	5,190,131
Total Commercial Mortgage-Backed Securities - Agency (Cost $67,568,778)			57,195,781

2	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,148,469	2,073,661
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	5,070,655
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	5.068%	10,581,000	10,059,049
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	5.358%	4,900,000	4,631,563
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	4.658%	3,050,000	2,888,950
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	5.218%	6,310,000	5,855,789
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.618%	6,950,000	6,691,612
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	3.947%	4,400,000	4,235,567
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	5.539%	14,900,000	13,857,769
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2037	6.310%	3,096,420	2,942,685
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	9,394,636
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,282,782
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	14,070,061
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	10,933,394
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	4.641%	9,938,831	9,492,256
Hilton USA Trust(a),(d)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	3,799,588
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,440,941
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	11,589,344
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	5.018%	6,600,000	6,254,790
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	5.568%	4,150,000	3,883,021
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,982,076	7,173,211
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	18,102,767
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,646,916
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,642,281
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	5,618,327
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	3.968%	22,000,000	20,900,838
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	4.068%	10,469,000	10,194,179

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	4.018%	6,250,000	6,006,143
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	4.143%	9,000,000	8,753,017
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $253,172,839)			233,485,792

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	721,000	496,048
Total Convertible Bonds (Cost $686,690)			496,048

Corporate Bonds & Notes(f) 22.9%

Aerospace & Defense 0.7%
BAE Systems PLC(a)
02/15/2031	1.900%	11,480,000	8,695,481
Boeing Co. (The)
08/01/2059	3.950%	8,329,000	5,198,574
05/01/2060	5.930%	4,933,000	4,226,244
Bombardier, Inc.(a)
12/01/2024	7.500%	534,000	530,613
TransDigm, Inc.(a)
03/15/2026	6.250%	1,995,000	1,934,816
TransDigm, Inc.
06/15/2026	6.375%	1,198,000	1,132,390
11/15/2027	5.500%	438,000	380,388
05/01/2029	4.875%	460,000	370,788
Total			22,469,294
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	358,000	307,171
American Airlines, Inc.(a)
07/15/2025	11.750%	600,000	627,204
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,446,165	1,359,054
04/20/2029	5.750%	207,779	181,330
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	802,736	709,368
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	347,000	309,605
04/15/2029	4.625%	389,000	323,024
Total			3,816,756
Automotive 0.2%
Ford Motor Co.
02/12/2032	3.250%	864,000	622,305
Ford Motor Credit Co. LLC
11/13/2025	3.375%	325,000	287,503
01/09/2027	4.271%	934,000	816,956
08/17/2027	4.125%	334,000	287,575
02/16/2028	2.900%	368,000	289,802
02/10/2029	2.900%	960,000	729,568
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	357,000	292,461
IAA Spinco, Inc.(a)
06/15/2027	5.500%	727,000	663,388
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	355,000	342,650
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	665,000	635,569
Tenneco, Inc.(a)
01/15/2029	7.875%	335,000	331,791
Total			5,299,568
Banking 5.9%
Bank of America Corp.(g)
07/23/2031	1.898%	32,855,000	24,473,830
10/20/2032	2.572%	10,390,000	7,954,695
02/04/2033	2.972%	18,020,000	14,116,784
Citigroup, Inc.(g)
06/03/2031	2.572%	4,618,000	3,637,608
01/25/2033	3.057%	19,236,000	15,168,997
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	13,579,000	10,257,482
10/21/2032	2.650%	18,433,000	14,122,925
HSBC Holdings PLC(g)
05/24/2032	2.804%	9,154,000	6,730,438
11/22/2032	2.871%	21,713,000	15,833,338
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	7,987,000	6,508,943
04/22/2032	2.580%	27,720,000	21,452,559
11/08/2032	2.545%	24,791,000	18,845,817
Morgan Stanley(g)
07/21/2032	2.239%	4,533,000	3,408,586
Subordinated
09/16/2036	2.484%	1,860,000	1,332,819
04/20/2037	5.297%	9,485,000	8,547,462

4	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(g)
10/30/2030	2.879%	609,000	501,330
02/11/2031	2.572%	32,216,000	25,785,578
Total			198,679,191
Brokerage/Asset Managers/Exchanges 0.1%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	357,000	335,789
Hightower Holding LLC(a)
04/15/2029	6.750%	364,000	298,529
NFP Corp(a)
10/01/2030	7.500%	401,000	382,248
NFP Corp.(a)
08/15/2028	4.875%	366,000	312,449
08/15/2028	6.875%	1,494,000	1,165,320
Total			2,494,335
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	408,000	356,941
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	613,946
SRS Distribution, Inc.(a)
07/01/2028	4.625%	470,000	402,922
07/01/2029	6.125%	385,000	309,566
12/01/2029	6.000%	515,000	410,317
White Cap Buyer LLC(a)
10/15/2028	6.875%	493,000	407,339
Total			2,501,031
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	626,000	507,155
08/15/2030	4.500%	1,435,000	1,135,141
02/01/2031	4.250%	459,000	355,092
02/01/2032	4.750%	552,000	430,756
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	558,000	425,305
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,397,418
06/30/2062	3.950%	6,039,000	3,589,013
04/01/2063	5.500%	15,112,000	11,511,490
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	688,214
01/15/2030	5.750%	722,000	513,429
12/01/2030	4.125%	1,466,000	1,101,393
12/01/2030	4.625%	284,000	193,122
11/15/2031	5.000%	258,000	170,173
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	756,000	653,238
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/01/2026	7.750%	466,000	357,373
06/01/2029	5.125%	1,327,000	779,746
DISH DBS Corp.(a)
12/01/2028	5.750%	1,086,000	818,773
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	604,000	495,219
09/15/2028	6.500%	907,000	629,380
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	552,000	484,835
07/01/2030	4.125%	266,000	217,004
Videotron Ltd.(a)
06/15/2029	3.625%	3,204,000	2,599,735
Virgin Media Finance PLC(a)
07/15/2030	5.000%	671,000	502,406
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	566,000	487,197
VZ Secured Financing BV(a)
01/15/2032	5.000%	901,000	687,967
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	432,000	309,505
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	419,000	352,002
Ziggo BV(a)
01/15/2030	4.875%	896,000	708,472
Total			34,100,553
Chemicals 0.2%
Avient Corp.(a)
08/01/2030	7.125%	343,000	317,922
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	390,000	305,452
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	555,000	496,297
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	398,000	358,438
Element Solutions, Inc.(a)
09/01/2028	3.875%	732,000	589,520
HB Fuller Co.
10/15/2028	4.250%	600,000	504,567
Herens Holdco Sarl(a)
05/15/2028	4.750%	544,000	445,046
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	845,000	702,758
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	535,000	514,659

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	323,000	284,532
Olympus Water US Holding Corp.(a)
10/01/2029	6.250%	188,000	128,718
SPCM SA(a)
03/15/2027	3.125%	228,000	199,395
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	417,000	320,771
WR Grace Holdings LLC(a)
06/15/2027	4.875%	816,000	703,000
08/15/2029	5.625%	1,174,000	886,407
Total			6,757,482
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	651,000	516,877
Herc Holdings, Inc.(a)
07/15/2027	5.500%	162,000	145,813
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	223,000	219,000
Total			881,690
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	171,000	135,342
Arches Buyer, Inc.(a)
12/01/2028	6.125%	635,000	488,107
Staples, Inc.(a)
04/15/2026	7.500%	353,000	296,367
Uber Technologies, Inc.(a)
05/15/2025	7.500%	315,000	314,323
08/15/2029	4.500%	1,999,000	1,682,348
Total			2,916,487
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	699,000	641,010
Mattel, Inc.(a)
12/15/2027	5.875%	380,000	366,362
04/01/2029	3.750%	788,000	664,586
Mattel, Inc.
10/01/2040	6.200%	1,049,000	986,402
Newell Brands, Inc.
09/15/2027	6.375%	137,000	135,864
09/15/2029	6.625%	194,000	189,719
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	424,171
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	133,000	93,549
Spectrum Brands, Inc.
07/15/2025	5.750%	254,000	241,131
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	234,000	184,607
07/15/2030	5.500%	29,000	22,826
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	133,000	97,332
Total			4,047,559
Diversified Manufacturing 0.7%
Carrier Global Corp.
02/15/2030	2.722%	9,344,000	7,712,223
04/05/2050	3.577%	3,739,000	2,584,044
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,054,000	979,482
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,333,000	10,166,135
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	5,000	4,692
Madison IAQ LLC(a)
06/30/2028	4.125%	1,154,000	933,822
06/30/2029	5.875%	407,000	283,796
Resideo Funding, Inc.(a)
09/01/2029	4.000%	516,000	416,069
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	401,000	341,593
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	770,000	770,020
06/15/2028	7.250%	299,000	294,279
Total			24,486,155
Electric 1.8%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	4,614,139
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	760,000	604,191
01/15/2032	3.750%	229,000	177,783
Duke Energy Corp.
08/15/2052	5.000%	8,018,000	6,848,746
Emera US Finance LP
06/15/2046	4.750%	13,116,000	10,312,535
Georgia Power Co.
03/15/2042	4.300%	4,675,000	3,732,409

6	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	631,000	604,920
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	261,011
06/15/2029	5.250%	776,000	683,362
02/15/2031	3.625%	3,930,000	3,068,443
02/15/2032	3.875%	659,000	515,244
Pacific Gas and Electric Co.
07/01/2050	4.950%	14,610,000	10,743,452
Southern Co. (The)
07/01/2046	4.400%	3,505,000	2,755,216
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	225,000	210,717
05/01/2029	4.375%	449,000	375,277
Xcel Energy, Inc.
12/01/2029	2.600%	3,308,000	2,744,388
06/01/2030	3.400%	11,830,000	10,295,935
Total			58,547,768
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	735,000	678,229
12/15/2026	5.125%	481,000	448,897
08/01/2028	4.000%	612,000	510,126
06/15/2029	4.750%	402,000	340,134
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	987,000	873,785
Total			2,851,171
Finance Companies 0.1%
Navient Corp.
01/25/2023	5.500%	272,000	272,036
OneMain Finance Corp.
09/15/2030	4.000%	22,000	15,422
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	556,000	499,937
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	744,874
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,580,000	1,092,145
Total			2,624,414
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	16,486,000	14,288,230
Bacardi Ltd.(a)
05/15/2048	5.300%	13,380,000	11,396,806
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	429,000	409,475
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,961,000	1,725,889
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,205,402
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	458,101
12/01/2031	3.750%	715,000	571,038
Kraft Heinz Foods Co.
06/01/2046	4.375%	9,456,000	7,366,068
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	375,000	317,093
01/31/2032	4.375%	373,000	309,145
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	944,049
04/15/2031	4.250%	1,471,000	1,180,010
03/01/2032	3.500%	4,719,000	3,559,159
Post Holdings, Inc.(a)
03/01/2027	5.750%	510,000	487,015
09/15/2031	4.500%	897,000	722,085
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	770,000	637,950
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	833,000	680,703
US Foods, Inc.(a)
04/15/2025	6.250%	342,000	336,958
02/15/2029	4.750%	535,000	457,941
06/01/2030	4.625%	377,000	312,688
Total			48,365,805
Gaming 0.2%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	589,000	476,890
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,045,000	801,650
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	924,000	891,810
07/01/2025	6.250%	1,994,000	1,921,718
07/01/2027	8.125%	756,000	723,087
International Game Technology PLC(a)
04/15/2026	4.125%	244,000	222,844
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	660,000	544,169
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	730,000	562,158
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	618,000	495,100
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	291,049

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		285,000	280,017
10/01/2029	5.125%		241,000	194,753
Total				7,405,245
Health Care 1.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		233,000	212,830
04/15/2029	5.000%		243,000	215,512
AdaptHealth LLC(a)
08/01/2029	4.625%		121,000	96,967
03/01/2030	5.125%		920,000	759,150
Avantor Funding, Inc.(a)
07/15/2028	4.625%		574,000	511,649
11/01/2029	3.875%		1,000,000	812,401
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	5,285,000	3,132,839
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%		423,000	352,131
03/15/2031	4.000%		128,000	104,161
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%		194,000	168,889
03/15/2027	5.625%		154,000	118,614
04/15/2029	6.875%		489,000	236,735
05/15/2030	5.250%		1,032,000	718,055
CVS Health Corp.
03/25/2048	5.050%		3,890,000	3,424,496
HCA, Inc.(a)
03/15/2052	4.625%		23,308,000	17,536,250
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		151,000	121,260
10/01/2029	5.250%		228,000	172,138
Owens & Minor, Inc.(a)
04/01/2030	6.625%		376,000	330,851
Radiology Partners, Inc.(a)
02/01/2028	9.250%		159,000	104,042
RP Escrow Issuer LLC(a)
12/15/2025	5.250%		495,000	408,846
Select Medical Corp.(a)
08/15/2026	6.250%		800,000	753,102
Tenet Healthcare Corp.
07/15/2024	4.625%		574,000	555,384
Tenet Healthcare Corp.(a)
01/01/2026	4.875%		495,000	459,667
02/01/2027	6.250%		627,000	585,186
10/01/2028	6.125%		820,000	723,411
06/01/2029	4.250%		91,000	75,323
01/15/2030	4.375%		674,000	562,137
Total				33,252,026
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Centene Corp.
12/15/2029	4.625%	834,000	749,223
10/15/2030	3.000%	734,000	580,903
08/01/2031	2.625%	4,954,000	3,750,283
Total			5,080,409
Home Construction 0.0%
Meritage Homes Corp.(a)
04/15/2029	3.875%	974,000	774,093
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	625,809
Total			1,399,902
Independent Energy 1.0%
Apache Corp.
01/15/2030	4.250%	1,243,000	1,082,737
09/01/2040	5.100%	873,000	706,224
02/01/2042	5.250%	398,000	324,518
04/15/2043	4.750%	434,000	323,989
01/15/2044	4.250%	424,000	302,300
Callon Petroleum Co.
07/01/2026	6.375%	1,124,000	1,013,028
Callon Petroleum Co.(a)
08/01/2028	8.000%	213,000	196,315
CNX Resources Corp.(a)
03/14/2027	7.250%	50,000	48,706
01/15/2029	6.000%	337,000	309,665
01/15/2031	7.375%	50,000	48,986
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	558,000	498,417
Comstock Resources, Inc.(a)
03/01/2029	6.750%	307,000	284,116
01/15/2030	5.875%	566,000	492,747
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	503,891
04/15/2030	6.000%	334,000	294,631
04/15/2032	6.250%	231,000	205,471
Matador Resources Co.
09/15/2026	5.875%	582,000	562,094
Occidental Petroleum Corp.
07/15/2025	8.000%	494,000	524,709
09/01/2030	6.625%	1,880,000	1,904,772
01/01/2031	6.125%	5,569,000	5,484,849
09/15/2036	6.450%	11,432,000	11,382,184
03/15/2040	6.200%	1,074,000	1,039,048
03/15/2046	6.600%	5,510,000	5,618,456

8	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2029	5.375%	249,000	226,209
02/01/2032	4.750%	1,181,000	992,699
Total			34,370,761
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	3,240,000	2,195,570
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,005,681
Total			4,201,251
Leisure 0.2%
Carnival Corp.(a)
03/01/2026	7.625%	704,000	535,040
03/01/2027	5.750%	1,410,000	988,640
08/01/2028	4.000%	510,000	411,652
05/01/2029	6.000%	607,000	400,260
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	564,000	543,154
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	284,000	263,268
Cinemark USA, Inc.(a)
05/01/2025	8.750%	168,000	170,787
03/15/2026	5.875%	841,000	705,678
NCL Corp., Ltd.(a)
02/15/2029	7.750%	91,000	68,691
NCL Finance Ltd.(a)
03/15/2028	6.125%	181,000	127,962
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	176,000	179,755
07/01/2026	4.250%	474,000	349,936
08/31/2026	5.500%	600,000	459,045
07/15/2027	5.375%	235,000	172,664
04/01/2028	5.500%	619,000	435,145
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	620,000	402,991
Royal Caribbean Cruises Ltd.(a),(i)
01/15/2029	8.250%	431,000	419,264
Total			6,633,932
Life Insurance 0.2%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,811,757
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		992,000	884,495
Total				5,696,252
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		535,000	410,239
Media and Entertainment 1.3%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		841,000	788,873
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		249,000	186,565
06/01/2029	7.500%		1,070,000	777,251
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		401,000	339,868
iHeartCommunications, Inc.
05/01/2026	6.375%		566,350	525,439
05/01/2027	8.375%		441,774	372,038
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		439,000	374,195
01/15/2028	4.750%		313,000	260,854
Magallanes, Inc.(a)
03/15/2052	5.141%		1,963,000	1,426,430
03/15/2062	5.391%		31,893,000	23,118,723
Netflix, Inc.
11/15/2028	5.875%		1,470,000	1,427,799
05/15/2029	4.625%	EUR	4,904,000	4,490,564
05/15/2029	6.375%		1,124,000	1,119,573
Netflix, Inc.(a)
11/15/2029	3.875%	EUR	2,729,000	2,359,646
11/15/2029	5.375%		379,000	356,454
06/15/2030	3.625%	EUR	4,658,000	3,904,755
06/15/2030	4.875%		276,000	251,977
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		318,000	276,738
01/15/2029	4.250%		245,000	192,325
03/15/2030	4.625%		177,000	138,068
Roblox Corp.(a)
05/01/2030	3.875%		479,000	389,795
Univision Communications, Inc.(a)
05/01/2029	4.500%		252,000	205,454
06/30/2030	7.375%		345,000	327,768
Total				43,611,152
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%		129,000	107,660
10/01/2031	5.125%		625,000	513,332

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	848,000	697,033
04/15/2029	3.750%	1,110,000	814,034
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	776,000	626,666
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	74,000	60,516
06/01/2031	4.500%	1,076,000	781,643
Novelis Corp.(a)
11/15/2026	3.250%	321,000	269,843
01/30/2030	4.750%	713,000	584,995
08/15/2031	3.875%	387,000	288,829
Total			4,744,551
Midstream 1.3%
Cheniere Energy Partners LP
10/01/2029	4.500%	463,000	408,802
03/01/2031	4.000%	801,000	673,085
01/31/2032	3.250%	778,000	597,605
CNX Midstream Partners LP(a)
04/15/2030	4.750%	602,000	473,362
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	164,000	156,345
DT Midstream, Inc.(a)
06/15/2031	4.375%	377,000	310,880
Enterprise Products Operating LLC
03/15/2044	4.850%	1,496,000	1,250,459
01/31/2060	3.950%	3,571,000	2,457,934
EQM Midstream Partners LP(a)
07/01/2025	6.000%	195,000	180,592
07/01/2027	6.500%	492,000	456,510
01/15/2029	4.500%	679,000	550,632
01/15/2031	4.750%	1,269,000	1,007,187
EQM Midstream Partners LP
07/15/2048	6.500%	411,000	314,028
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,032,317
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	225,000	214,891
02/01/2028	5.000%	695,000	613,557
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	202,000	163,674
Kinder Morgan, Inc.
02/15/2046	5.050%	10,253,000	8,395,092
NuStar Logistics LP
10/01/2025	5.750%	462,000	427,979
06/01/2026	6.000%	344,000	316,545
04/28/2027	5.625%	190,000	166,072
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%		18,015,000	12,926,001
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%		351,000	324,837
03/01/2030	5.500%		574,000	517,155
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		707,000	594,565
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		908,000	780,477
08/15/2031	4.125%		990,000	820,424
11/01/2033	3.875%		577,000	456,891
Williams Companies, Inc. (The)
09/15/2045	5.100%		3,178,000	2,691,200
Williams Cos, Inc. (The)
08/15/2052	5.300%		2,945,000	2,580,035
Total				42,859,133
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%		4,570,000	3,975,812
02/15/2043	5.250%		990,000	891,623
05/15/2047	4.375%		10,560,000	8,378,662
Total				13,246,097
Oil Field Services 0.0%
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		988,738	952,993
Other REIT 0.2%
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	3,014,000	2,267,718
Digital Intrepid Holding BV(a)
07/18/2032	1.375%	EUR	1,449,000	967,935
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		1,295,000	1,191,446
02/01/2027	4.250%		407,000	333,063
06/15/2029	4.750%		853,000	639,204
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%		269,000	223,847
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		354,000	302,235
Service Properties Trust
03/15/2024	4.650%		262,000	242,237
Total				6,167,685
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		418,000	395,831
09/01/2029	4.000%		1,197,000	879,236

10	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	364,000	302,793
BWAY Holding Co.(a)
04/15/2024	5.500%	326,000	309,313
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	261,000	231,368
Canpack SA/US LLC(a)
11/15/2029	3.875%	837,000	656,245
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	830,000	749,033
08/15/2027	8.500%	373,000	329,854
Total			3,853,673
Pharmaceuticals 0.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	208,428	206,865
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	6,483,943
11/14/2048	4.875%	917,000	805,216
11/21/2049	4.250%	405,000	324,978
Amgen, Inc.
03/01/2053	4.875%	4,593,000	4,044,825
02/22/2062	4.400%	6,833,000	5,314,670
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	415,000	287,868
06/01/2028	4.875%	243,000	156,551
09/30/2028	11.000%	369,950	298,735
10/15/2030	14.000%	73,112	39,846
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
06/30/2028	0.000%	381,000	22,663
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	394,000	304,289
Organon Finance 1 LLC(a)
04/30/2028	4.125%	857,000	732,666
04/30/2031	5.125%	951,000	780,051
Total			19,803,166
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	346,000	296,754
10/15/2027	6.750%	983,000	851,836
11/01/2029	5.875%	641,000	526,139
AssuredPartners, Inc.(a)
08/15/2025	7.000%	446,000	413,874
01/15/2029	5.625%	410,000	320,357
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	11,012,000	8,455,850
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	994,000	783,524
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	167,000	153,911
HUB International Ltd.(a)
12/01/2029	5.625%	662,000	552,882
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	78,000	66,221
Total			12,421,348
Restaurants 0.0%
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	566,000	430,550
IRB Holding Corp.(a)
06/15/2025	7.000%	554,000	551,579
Yum! Brands, Inc.
04/01/2032	5.375%	457,000	404,951
Total			1,387,080
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	151,000	120,659
L Brands, Inc.(a)
10/01/2030	6.625%	361,000	313,954
L Brands, Inc.
11/01/2035	6.875%	237,000	197,984
Lithia Motors, Inc.(a)
01/15/2031	4.375%	147,000	120,389
Lowe’s Companies, Inc.
04/01/2062	4.450%	5,199,000	3,897,497
09/15/2062	5.800%	13,799,000	12,687,890
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	659,000	567,174
02/15/2029	7.750%	515,000	460,557
Total			18,366,104
Technology 1.2%
Broadcom, Inc.(a)
04/15/2034	3.469%	11,191,000	8,416,302
11/15/2036	3.187%	2,726,000	1,866,570
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	300,864
07/01/2029	4.875%	732,000	572,666
CommScope Technologies LLC(a)
06/15/2025	6.000%	181,000	160,667
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	493,000	403,636
Entegris Escrow Corp.(a)
04/15/2029	4.750%	140,000	124,196
06/15/2030	5.950%	503,000	459,017

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(a)
07/01/2028	4.500%	252,000	225,102
10/01/2030	3.750%	402,000	330,002
HealthEquity, Inc.(a)
10/01/2029	4.500%	774,000	653,902
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	754,000	566,865
HP, Inc.(a)
03/01/2029	4.750%	976,000	982,697
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	434,000	352,757
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	894,000	549,678
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	889,000	703,354
NCR Corp.(a)
10/01/2028	5.000%	111,000	87,685
04/15/2029	5.125%	728,000	545,629
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	450,350
07/15/2029	4.500%	735,000	734,409
07/15/2031	4.750%	302,000	297,021
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,740,519
01/15/2033	5.000%	4,258,000	3,818,638
02/15/2042	3.125%	3,869,000	2,459,067
Oracle Corp.
04/01/2050	3.600%	7,961,000	4,980,904
03/25/2061	4.100%	5,017,000	3,175,585
Picard Midco, Inc.(a)
03/31/2029	6.500%	136,000	114,899
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	132,000	126,373
09/01/2025	7.375%	183,000	163,878
Sensata Technologies BV(a)
09/01/2030	5.875%	314,000	293,575
Switch Ltd.(a)
09/15/2028	3.750%	60,000	59,624
06/15/2029	4.125%	451,000	447,755
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	335,306
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	2,558,018
Verscend Escrow Corp.(a)
08/15/2026	9.750%	874,000	841,945
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	371,000	303,388
Total			40,202,843
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%	715,000	458,448
Altice France SA(a)
02/01/2027	8.125%	160,000	142,963
01/15/2028	5.500%	771,000	610,417
07/15/2029	5.125%	484,000	361,722
10/15/2029	5.500%	261,000	196,362
American Tower Corp.
08/15/2029	3.800%	10,707,000	9,406,929
06/15/2030	2.100%	2,980,000	2,280,359
T-Mobile US, Inc.
04/15/2031	3.500%	12,089,000	10,202,125
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	866,000	654,531
07/15/2031	4.750%	1,119,000	871,515
Total			25,185,371
Wirelines 0.4%
AT&T, Inc.
12/01/2057	3.800%	14,269,000	9,654,637
CenturyLink, Inc.
04/01/2025	5.625%	619,000	596,281
CenturyLink, Inc.(a)
12/15/2026	5.125%	258,000	222,867
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	801,000	643,671
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	277,000	277,479
Iliad Holding SAS(a)
10/15/2026	6.500%	859,000	750,768
10/15/2028	7.000%	840,000	720,197
Total			12,865,900
Total Corporate Bonds & Notes (Cost $945,743,235)			764,956,372

Foreign Government Obligations(k) 2.3%

Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	346,000	294,402
05/15/2029	4.250%	647,000	505,536
Total			799,938
Colombia 0.5%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	2,815,349
02/26/2044	5.625%	2,500,000	1,657,528
05/15/2049	5.200%	9,733,000	6,007,035

12	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecopetrol SA
04/29/2030	6.875%	8,700,000	7,329,319
Total			17,809,231
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,524,559
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	909,000	528,591
01/31/2047	8.500%	2,105,000	1,166,758
Total			1,695,349
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	3,865,267
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	685,566
05/15/2030	5.450%	3,550,000	3,147,428
Total			3,832,994
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	595,220
Mexico 0.6%
Petroleos Mexicanos
09/21/2047	6.750%	20,422,000	11,374,778
01/23/2050	7.690%	10,000,000	6,114,815
01/28/2060	6.950%	5,920,000	3,273,351
Total			20,762,944
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	688,000	571,608
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,612,432
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,377,106
Total			8,989,538
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	1,333,263
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.2%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,705,723
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	5,000,000	4,121,569
09/30/2049	5.750%	880,000	561,565
Total			4,683,134
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2034	7.375%	1,800,000	326,956
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,586,596
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,340,822
Total			5,927,418
Total Foreign Government Obligations (Cost $114,213,102)			77,423,142

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Series 2021A-1
08/01/2047	5.000%	6,045,000	6,268,478
Municipal Power 0.1%
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2021B
07/01/2051	5.000%	3,105,000	3,240,150
Special Non Property Tax 0.3%
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020
03/15/2050	5.000%	10,010,000	10,256,078
Total Municipal Bonds (Cost $20,676,194)			19,764,706

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 27.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(l)
08/01/2045	3.500%	14,123,538	13,038,988
10/01/2045	4.000%	3,167,668	2,984,465
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	31,764,997	29,641,673
12/01/2051- 03/01/2052	2.500%	44,814,112	37,816,897
05/01/2052	3.000%	27,577,533	24,139,340
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.082%	350,698	28,859
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.232%	1,018,560	151,710
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	3.382%	8,464,689	1,072,298
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	2.966%	25,606,710	2,850,334
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	2.966%	11,281,018	1,447,142
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	3.232%	2,068,025	205,320
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.152%	1,064,096	107,558
Federal Home Loan Mortgage Corp.(e)
CMO Series 4176 Class BI
03/15/2043	3.500%	967,129	139,231
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4620 Class AS
11/15/2042	0.000%	1,186,042	50,576
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	152,269,825	133,998,168
08/01/2040	4.500%	1,416,889	1,369,222
08/01/2043- 05/01/2052	3.500%	63,359,703	57,400,396
05/01/2048- 08/01/2052	4.000%	94,029,414	87,807,108
CMO Series 2017-72 Class B
09/25/2047	3.000%	12,424,610	11,299,422
Federal National Mortgage Association(l)
05/01/2044- 02/01/2048	4.000%	14,955,834	14,202,744
06/01/2044	4.500%	4,704,880	4,609,742
10/01/2051	2.500%	41,268,002	34,772,345
05/01/2052	3.500%	41,188,906	37,527,993
Federal National Mortgage Association(e)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	888,344	40,187
CMO Series 2020-76 Class EI
11/25/2050	2.500%	28,143,413	4,403,214
CMO Series 2021-3 Class TI
02/25/2051	2.500%	93,179,179	15,565,060
Federal National Mortgage Association(b),(e)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	2.816%	1,915,675	197,983
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.066%	2,569,634	298,129
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	2.916%	1,421,853	138,256
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	2.916%	8,972,314	990,093
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	2.916%	22,237,494	2,388,062

14	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	3.066%	10,708,573	1,302,339
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	3.016%	9,301,695	1,073,227
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.066%	8,322,628	1,083,525
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.066%	16,043,209	2,202,465
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.116%	10,818,313	1,296,244
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	3.116%	8,231,117	1,022,990
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.066%	15,825,172	1,840,472
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	2.966%	34,301,804	3,845,682
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	2.966%	25,118,858	2,827,027
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	2.966%	19,041,743	2,665,981
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(e)
CMO Series 5152 Class XI
11/25/2050	2.500%	61,322,399	8,721,903
Government National Mortgage Association(l)
04/20/2048	4.500%	8,820,074	8,576,327
Government National Mortgage Association(e)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,457,693	446,091
CMO Series 2020-175 Class KI
11/20/2050	2.500%	60,687,915	8,559,047
CMO Series 2020-191 Class UG
12/20/2050	3.500%	36,749,838	6,210,800
CMO Series 2021-119 Class QI
07/20/2051	3.000%	34,013,625	5,103,064
CMO Series 2021-16 Class KI
01/20/2051	2.500%	41,560,627	6,015,676
CMO Series 2021-179 Class IB
09/20/2051	3.000%	41,964,445	6,179,214
CMO Series 2021-9 Class MI
01/20/2051	2.500%	38,756,359	5,114,839
Government National Mortgage Association(b),(e)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.186%	11,068,840	1,139,941
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	3.186%	14,075,503	1,616,801
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.186%	5,755,430	570,214
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	3.136%	8,331,397	829,651
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.186%	8,118,975	864,325

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.186%	10,067,415	1,074,993
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	3.236%	13,097,866	1,146,214
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.186%	10,278,047	1,069,284
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.136%	7,269,527	734,067
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.186%	20,128,407	2,269,512
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.136%	17,040,399	1,785,026
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	3.186%	10,516,441	965,081
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.186%	10,912,262	1,069,189
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.186%	10,582,170	861,929
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	2.986%	16,529,441	1,709,088
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.136%	12,011,926	1,231,785
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	3.136%	12,798,720	1,311,311
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	3.036%	12,520,146	1,286,002
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	3.136%	11,439,555	1,144,945
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	3.136%	16,692,365	1,845,181
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	3.286%	20,152,318	2,719,682
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	3.036%	8,281,725	953,015
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	3.136%	12,372,835	1,285,275
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	4.016%	32,683,725	4,454,416
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	3.216%	29,360,737	3,952,798
Government National Mortgage Association TBA(i)
10/20/2052	4.000%	57,000,000	53,225,976

16	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(i)
10/18/2037- 10/13/2052	3.000%	85,000,000	77,800,274
10/18/2037	3.500%	8,000,000	7,560,000
10/13/2052	5.000%	142,500,000	138,804,630
Total Residential Mortgage-Backed Securities - Agency (Cost $993,839,044)			910,050,033

Residential Mortgage-Backed Securities - Non-Agency 23.6%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	13,290,922	12,332,647
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	4,893,311
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,503,230
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,333,965
CMO Series 2019-2 Class A2
03/25/2049	3.782%	19,174	19,078
CMO Series 2019-2 Class A3
03/25/2049	3.833%	15,944	15,865
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	2,387,921	2,182,188
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	6.434%	1,805,479	1,805,528
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	5.084%	9,907,000	9,836,606
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	4.684%	7,203,731	7,191,680
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	5.934%	1,733,036	1,732,587
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	6.784%	13,300,000	13,335,656
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.489%	15,350,000	14,979,013
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	3.014%	7,000,000	6,691,362
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	3,467,424	3,339,799
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	17,502,218	17,502,218
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	23,700,000	23,700,000
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.834%	14,900,000	14,659,332
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	15,344,035	14,126,883
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	4.204%	944,523	932,953
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,331,005	2,202,167
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	3,408,312	3,202,775
COLT Mortgage Loan Trust(a),(d)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,756,014
CMO Series 2021-3 Class A1
09/27/2066	0.956%	11,726,337	9,145,366
CMO Series 2021-3 Class A2
09/27/2066	1.162%	4,852,278	3,768,577
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	5,565,962
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.453%	7,352,412	6,957,838

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,806,789	5,739,010
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,527,739
Figure Line of Credit Trust(a),(d)
CMO Series 2020-1 Class A
09/25/2049	4.040%	2,363,541	2,265,834
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	3.931%	6,251,982	6,096,836
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	4.131%	8,250,000	7,497,899
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	8.834%	3,600,000	3,641,081
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	4.435%	10,650,000	10,583,828
GCAT LLC(a),(d)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	9,187,435	8,867,806
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	11,410,625	10,826,436
GCAT Trust(a),(d)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	4,500,288	4,162,715
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	6,189,416	5,802,143
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,684,231
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,801,559
Home Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	3.881%	15,662,000	15,261,971
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	5.131%	9,750,000	9,731,114
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	9,380,993	9,366,277
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,691,740	3,925,960
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	17,757,779	15,852,865
Loan Revolving Advance Investment Trust(a),(b),(c),(m)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	26,000,000	26,000,000
MFA Trust(a),(d)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,481,115
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	12,901,290	11,308,370
Series 2020-PLS1 Class A
12/25/2025	3.844%	6,443,452	5,887,951
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	4.634%	1,962,255	1,958,744
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	5.034%	13,660,881	13,460,172
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	4.331%	4,100,000	3,971,638
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.863%	5,578,010	5,359,424
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.934%	54,900,000	54,498,187
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.734%	73,650,000	72,162,292
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	15,427,790	14,694,277
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	25,326,486	23,432,714
CMO Series 2021-3 Class A1
04/25/2026	1.867%	12,813,908	11,990,662

18	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A1
08/25/2026	1.867%	10,113,143	9,470,844
CMO Series 2021-8 Class A1
09/25/2026	1.743%	11,148,317	10,271,912
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	8,483,249	7,653,071
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,325,431	6,777,489
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	7,118,207	6,471,528
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	4.834%	2,134,806	2,128,156
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	597,045	579,126
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,059,247	1,041,267
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,431,236
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	10,763,024	9,865,585
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,532,698
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,456,317	2,872,076
Stonnington Mortgage Trust(a),(c),(d),(m)
CMO Series 2020-1 Class A
07/28/2024	3.500%	5,254,443	5,254,443
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	10,600,993
Towd Point Mortgage Trust(a),(d)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	19,289,960
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	6.484%	5,908,010	5,906,147
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	5.684%	15,000,000	14,854,668
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	14,649,431	13,618,245
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	19,344,477	17,699,805
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	11,182,778	10,461,489
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,982,329	1,904,987
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	4,298,214	4,125,168
CMO Series 2020-1 Class A3
01/25/2060	2.724%	10,514,055	9,966,900
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	50,742	50,651
CMO Series 2021-5 Class A2
09/25/2066	1.218%	3,267,822	2,528,891
CMO Series 2021-5 Class A3
09/25/2066	1.373%	6,185,520	4,785,407
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,250,324
CMO Series 2021-7 Class A3
10/25/2066	2.240%	9,605,630	7,936,198
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,831,992	2,709,787
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $833,059,791)			787,592,501

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	7.438%	853,550	797,002

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	469,893	409,836
Consumer Products 0.1%
SWF Holdings I Corp.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	1,661,650	1,292,763
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	1,392,828	1,257,682
Technology 0.1%
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	6.615%	792,015	729,446
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.865%	475,000	411,174
DCert Buyer, Inc.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.903%	790,000	733,910
Epicore Software Corp.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	10.865%	235,000	228,420
UKG, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	475,080	450,932
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	923,000	867,620
Total			3,421,502
Total Senior Loans (Cost $8,024,938)			7,178,785

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2025	2.000%	30,000,000	28,183,594
08/15/2045	2.875%	7,608,500	6,204,494
Total U.S. Treasury Obligations (Cost $35,566,140)			34,388,088

Options Purchased Calls 0.2%
Value ($)
(Cost $25,639,755)	6,908,107

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(o),(p)	186,587,008	186,493,714
Total Money Market Funds (Cost $186,495,569)		186,493,714
Total Investments in Securities (Cost: $4,035,960,457)		3,604,680,344
Other Assets & Liabilities, Net		(263,427,881)
Net Assets		3,341,252,463

At September 30, 2022, securities and/or cash totaling $80,882,624 were pledged as collateral.
20	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,766,000 EUR	19,872,127 USD	UBS	11/10/2022	449,324	—
1,201,000 EUR	1,162,621 USD	UBS	11/10/2022	—	(17,526)
Total				449,324	(17,526)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	7,011	12/2022	USD	785,670,188	—	(8,294,345)
U.S. Treasury 5-Year Note	331	12/2022	USD	35,585,086	—	(1,043,170)
U.S. Treasury Ultra 10-Year Note	146	12/2022	USD	17,298,719	—	(1,014,330)
U.S. Ultra Treasury Bond	1,548	12/2022	USD	212,076,000	—	(19,539,308)
Total					—	(29,891,153)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(854)	12/2022	EUR	(102,266,500)	2,476,417	—
Euro-Bund	(1,427)	12/2022	EUR	(197,625,230)	76,018	—
Euro-Schatz	(1,382)	12/2022	EUR	(148,102,030)	1,326,585	—
Japanese 10-Year Government Bond	(106)	12/2022	JPY	(15,719,800,000)	62,096	—
Total					3,941,116	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,240,000	93,240,000	2.25	04/27/2023	2,237,760	351,757
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	190,320,000	190,320,000	2.50	05/12/2023	5,690,568	1,258,529
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	131,500,000	131,500,000	2.25	05/26/2023	2,695,750	619,655
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	199,800,000	199,800,000	2.75	06/26/2023	6,488,505	2,440,337
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	75,880,000	75,880,000	2.75	07/11/2023	2,655,800	979,300
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	190,320,000	190,320,000	2.50	05/12/2023	5,871,372	1,258,529
Total							25,639,755	6,908,107

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(166,690,000)	(166,690,000)	3.75	12/29/2022	(2,500,350)	(2,739,334)

Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,184,845	(8,500)	696,794	—	2,479,551	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	600,094	(1,850)	126,715	—	471,529	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	749,375	(2,000)	234,531	—	512,844	—
Total							4,534,314	(12,350)	1,058,040	—	3,463,924	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	330,599,000	(2,896,724)	—	—	—	(2,896,724)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.960	USD	9,000,000	(1,686,094)	4,500	—	(1,976,897)	295,303	—
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	8.960	USD	8,000,000	(1,498,750)	4,000	—	(907,690)	—	(587,060)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	10,000,000	(1,873,438)	5,000	—	(2,175,259)	306,821	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	10,000,000	(1,873,438)	5,000	—	(1,685,029)	—	(183,409)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	9,500,000	(1,779,766)	4,750	—	(1,541,451)	—	(233,565)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	11,250,000	(2,107,618)	5,625	—	(1,766,450)	—	(335,543)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.960	USD	10,000,000	(1,873,438)	5,000	—	(1,968,675)	100,237	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.960	USD	7,000,000	(1,311,407)	3,500	—	(1,337,327)	29,420	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.960	USD	14,250,000	(2,669,649)	7,125	—	(2,312,177)	—	(350,347)
Total								(16,673,598)	44,500	—	(15,670,955)	731,781	(1,689,924)
22	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $1,814,363,940, which represents 54.30% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents a security in default.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $31,254,443, which represents 0.94% of total net assets.
(n)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	191,934,307	1,252,513,531	(1,257,956,391)	2,267	186,493,714	(45,345)	1,494,293	186,587,008
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Intermediate Bond Fund | Third Quarter Report 2022

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